Share-based payment reserve	12 Months Ended
Jun. 30, 2019
Share-based payment reserve.
Share-based payment reserve

35Share-based payment reserve

		2019	2018	2017
for the year ended 30 June	Note	Rm	Rm	Rm

During the year, the following share-based payment expense was recognised in the income statement relating to the equity-settled share-based payment schemes:
Sasol Khanyisa share transaction(1)	35.1	952	2 953
Sasol ordinary BEE (SOLBE1) shares issued(2)		—	1 104
Khanyisa Public		—	1 762
Tier 1 — Khanyisa Employee Share Ownership Plan (ESOP)		628	52
Tier 2 — Khanyisa ESOP		324	35
Long-term incentives(3)	35.2	707	789	387
Sasol Inzalo share transaction	35.3	—	34	76

Equity-settled — recognised directly in equity(4)		1 659	3 776	463

(1)In November 2017, Sasol Khanyisa a new Broad-Based Black Economic Empowerment (B-BBEE) scheme was approved by shareholders at a General Meeting.

(2)IFRS2 expense was recognised immediately on date shares were granted to participants. Shares were not encumbered and could be traded immediately.

(3)On 25 November 2016, the cash-settled LTI scheme was converted to an equity-settled share scheme.

(4)The employee-related share-based payment expense in 2018 was R910 million.

Accounting policies:

To the extent that an entity grants shares or share options in a BEE transaction and the fair value of the cash and other assets received is less than the fair value of the shares or share options granted, such difference is charged to the income statement in the period in which the transaction becomes effective. Where the BEE transaction includes service conditions the difference will be charged to the income statement over the period of these service conditions. Trickle dividends paid to participants during the transaction term are taken into account in measuring the fair value of the award. As the funds to pay the trickle dividend are leaving the Company, a corresponding share of earnings will be allocated to the non controlling shareholders. There was one trickle dividend paid during the current year.

35.1The Sasol Khanyisa share transaction

Sasol Khanyisa was implemented effectively on 1 June 2018. Sasol Khanyisa has been designed to comply with the revised B-BBEE legislation in South Africa and seeks to ensure on-going and sustainable B-BBEE ownership credentials for Sasol Limited.

Sasol Khanyisa contains a number of elements structured at both a Sasol Limited and at a subsidiary level, Sasol South Africa Limited (SSA) which is a wholly-owned subsidiary of Sasol Limited and houses the majority of the group’s South African operations.

At the end of 10 years, or earlier if the underlying funding has been settled, the participants will exchange their SSA shareholding on a fair value-for-value basis for SOLBE1 shares to the extent of any value created during the transaction term.

SOLBE1 shares can only be traded between Black Persons on the Empowerment Segment of the JSE. This transaction will therefore ensure evergreen B-BBEE ownership credentials for Sasol Limited.

Remaining components of the transaction:

Tier 1 — Khanyisa Employee Share Ownership Plan — Eligible Inzalo participants

Former Inzalo Employee Scheme participants, who were still actively employed by Sasol during May 2018 were granted rights in SOL shares or SOLBE1 Shares, at no cost to them, to the value of R100 000, all of which will vest after a three year service period. Black employees were able to choose to receive the award in SOL or SOLBE1 shares, whilst employees who are not black people received an award in SOL shares, as SOLBE1 shares may only be held by qualifying black people. Employees will receive dividends on these shares throughout the 3 year vesting period. This award will be recognised on a straight line basis over the three year vesting period.

An expense of R628 million was recognised in 2019 (2018 – R52 million).

Sasol Khanyisa — SSA (Tier 2 and Khanyisa Public)

The BEE participation in SSA comprises two groups of participants, being the external public participants (made up of Inzalo Groups, Inzalo Public and electing SOLBE1 shareholders) who participate via Khanyisa Public, and qualifying black employees who participate via the Khanyisa Employee Share Ownership plan (Khanyisa ESOP).

Both Khanyisa Public and the Khanyisa ESOP have a beneficial interest, funded wholly by Sasol (vendor funding), in approximately 9,2% each in SSA. As dividends are declared by SSA, 97,5% of these will be utilised to repay the vendor funding, as well as the related financing cost, calculated at 75% of prime rate. 2,5% of dividends will be distributed to participants as a trickle dividend and accounted for as a non-controlling interest. At the end of the 10 year transaction term, or earlier, if the vendor funding is repaid, the net value in SSA shares will be exchanged for SOLBE1 shares on a fair value-for-value basis which will be distributed to participants. Any vendor funding not yet settled by the end of the transaction term will be settled using the SSA shares, and will reduce any distribution made to participants. Since any ultimate value created for participants will be granted in the form of SOLBE1 shares, the accounting for this transaction is similar to an option over Sasol shares granted for no consideration.

Khanyisa ESOP (Tier 2)

The employees have service conditions over the 10 year transaction term, and as such, the expense will be recognised over this period, with R324 million having been recognised in 2019 (2018 – R35 million).

		ESOP — Tier 1(1)	ESOP — Tier 1(1)	ESOP — Tier 2(1)(2)(3)	Sasol Khanyisa Public(3)
for the year ended 30 June		2019	2019	2019	2019

Grant date	Date	1 June 2018	1 June 2018	25 May 2018	1 June 2018
Class of shares		SOL shares	SOLBE1 shares	Khanyisa shares	Khanyisa shares
Shares	Number	2 082 520	2 396 048	26 503 642	26 503 642
Weighted average fair value on grant date	Rand	481,50	370,00	66,48	66,48
Total IFRS expense	Rm	1 003	887	1 762	1 762
IFRS expense recognised for the year	Rm	334	294	324	—

(1)The ESOP Tier 1 and 2 options outstanding have a weighted average remaining vesting period of 1,9 and 4,7 years. ESOP Tier 1 vests after 3 years and ESOP Tier 2 has a staggered vesting period, with portions vesting from 3 years, and then each year until the end of the transaction term, being 10 years.

(2)The weighted average fair value price is derived from the Monte-Carlo option pricing model. The price will move closer to the strike price over the transaction period as certainty of dividends declared by SSA is expected to exceed outstanding vendor financing.

(3)The estimated strike price value for Khanyisa Public and ESOP Tier 2 is R326,55 and represents the remaining vendor funding per share at 30 June 2019.

The SSA Khanyisa share-based payment expense was calculated using an option pricing model reflective of the underlying characteristics of each part of the transaction. It was calculated using the following assumptions at grant date:

Average fair value Sasol Khanyisa options granted		2018

Model		Monte-Carlo
Risk-free interest rate	(%)	8,08
Expected volatility	(%)	28,49
Expected dividend yield	(%)	1,8 – 10,1

The risk-free rate for periods within the contractual term of the share rights is based on a zero-coupon Rand swap curve at the time of the grant.

The expected volatility in the value of the share rights granted is determined using the historical volatility of the Sasol share price.

The dividend yields of the share rights granted is determined using the expected term structure of dividend yields on the underlying equity value over the life of the transaction.

The valuation of the share-based payment expense requires a significant degree of judgement to be applied by management.

Areas of judgement:

The measurement of the Khanyisa SSA share based payment is subject to estimation and judgment, as there are a number of variables affecting the Monte-Carlo option pricing model used in the calculation of the share based payment. The value of the share based payment is determined with reference to the extent the fair value of SSA and any dividends declared by SSA is expected to exceed any outstanding vendor financing at the end of the transaction period.

•	Equity value attributable to participants:

The value attributable to the participants by virtue of their shareholding in SSA was calculated with reference to the expected future cash flows and budgets of the SSA Group. The underlying macroeconomic assumptions utilised for this valuation are based on latest forecast and estimates and include brent crude oil prices, US$/Rand exchange rates and pricing assumptions.

•	Forecasted dividend yield:

The forecasted dividend yield of the SSA Group was calculated based on a benchmarked EBITDA multiple, and the available free cash flow anticipated over the term of the transaction of 10 years.

•	Other assumptions:

Impacts of non-transferability and appropriate minority and liquidity discounts have also been taken into account. Discount rates applied incorporate the relevant debt and equity costs of the group, and are aligned to the WACC rates for the entity.

•	A zero-coupon Rand interest rate swap curve was constructed and utilised as an appropriate representation of a risk-free interest rate curve.

•	A Rand prime interest rate curve was estimated utilising the historical Rand Prime Index and the 3 month Johannesburg Interbank Agreed Rate.

35.2Sasol Long-term Incentive Scheme

During September 2009, the group introduced the Sasol Long-term Incentive scheme (LTI). The objective of the LTI scheme is to provide qualifying employees the opportunity of receiving an incentive linked to the value of Sasol Limited ordinary shares and to align the interest of employees with the interest of shareholders. The LTI scheme allows certain senior employees to earn a long-term incentive amount linked to certain Corporate Performance Targets (CPTs). Allocations of the LTI are linked to the performance of both the group and the individual. The employer companies make a cash contribution to an independent service provider to enable this ownership plan.

On resignation, LTIs which have not yet vested will lapse. On death, retirement and retrenchment, the LTIs vest immediately, calculated to the extent that the CPTs are anticipated to be met, and are settled within 40 days from the date of termination. Accelerated vesting does not apply to top management. In November 2016, the scheme was converted from cash-settled to equity-settled. All the vesting conditions and all other terms and conditions of the scheme remain the same, including the standard vesting period of three years, with the exception of top management, who have a three and five year vesting period for 50% of the awards respectively.

The maximum number of shares issued under the equity-settled LTI scheme may not exceed 32,5 million representing 5% of Sasol Limited’s issued share capital at the time of approval.

Movements in the number of incentives outstanding	Number of incentives	Weighted average fair value Rand

Balance at 30 June 2017	6 198 589	337,80
LTIs granted	2 626 268	376,73
LTIs vested	(1 868 963)	347,93
Effect of CPTs and LTIs forfeited	(159 406)	349,95

Balance at 30 June 2018	6 796 488	348,19
LTIs granted	2 089 674	555,86
LTIs vested	(1 600 899)	308,27
Effect of CPTs and LTIs forfeited	(665 666)	360,19

Balance at 30 June 2019*	6 619 597	422,20

*The incentives outstanding as at 30 June 2019 have a weighted average remaining vesting period of 1,4 years. The exercise price of these options is Rnil.

	2019	2018
for year ended 30 June	Rand	Rand

Average weighted market price of LTIs vested	507,50	396,02

Average fair value of incentives granted		2019	2018

Model		Monte-Carlo	Monte-Carlo
Risk-free interest rate — Rand	(%)	6,90 – 7,87	6,98 – 7,34
Risk-free interest rate — US$	(%)	0,91 – 1,56	1,01 – 1,47
Expected volatility	(%)	26,17	24,73
Expected dividend yield	(%)	3,43	3,65
Expected forfeiture rate	(%)	5	5
Vesting period — top management		3/5 years	3/5 years
Vesting period — all other participants		3 years	3 years

The risk-free rate for periods within the contractual term of the rights is based on the Rand and US$ swap curve in effect at the time of the valuation of the grant.

The expected volatility in the value of the rights granted is determined using the historical volatility of the Sasol share price.

The expected dividend yield of the rights granted is determined using expected dividend payments of the Sasol ordinary shares.

The valuation of the share-based payment expense requires a significant degree of judgement to be applied by management.

Accounting policies:

The equity-settled schemes allow certain employees the right to receive ordinary shares in Sasol Limited after a prescribed period. Such equity-settled share-based payments are measured at fair value at the date of the grant. The fair value determined at the grant date of the equity-settled share-based payments is charged as employee costs, with a corresponding increase in equity, on a straight-line basis over the period that the employees become unconditionally entitled to the shares, based on management’s estimate of the shares that will vest and adjusted for the effect of non-market-based vesting conditions. These equity-settled share-based payments are not subsequently revalued.

35.3The Sasol Inzalo share transaction

In September 2018 the Sasol Inzalo Public share transaction ended. Sasol repurchased 16 085 199 preferred ordinary shares from Sasol Inzalo Public Funding (RF) (Pty) Ltd at a purchase price for R542,11 per share. This repurchase enabled Sasol Inzalo Public Funding (RF) (Pty) Ltd to repay its external debt and declare a final distribution of R1,4 billion to participants.

On 4 June 2018 the Sasol Inzalo Employee share transaction ended. Sasol repurchased 25 231 686 Sasol Limited (SOL) shares held by the Sasol Inzalo Employee and Management Trusts at a nominal value of R0,01 per share. Consequently the relevant vested participants in the Inzalo Employee Schemes received no distribution of SOL Shares.

On 27 June 2018 the Sasol Inzalo Groups share transaction ended. Sasol repurchased 9 461 882 preferred ordinary shares from Sasol Inzalo Groups Funding (RF) (Pty) Ltd at a purchase price of R475,03 per share. This repurchase enabled Sasol Inzalo Groups Funding (RF) (Pty) Ltd to repay the external debt. No additional funds were available for distribution to Inzalo Groups participants.

The Sasol Inzalo Foundation (renamed to the Sasol Foundation), remains as an unencumbered shareholder of 9 461 882 shares in Sasol Limited as the Board approved that the repurchase right would not be exercised, and there was no recovery of the financing owed to Sasol by the Foundation. The Sasol Foundation continues to be consolidated by the group, and these shares therefore remain accounted for as treasury shares.